Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balances at beginning of period at Dec. 31, 2021	$ 398,484	$ 323,401	$ 74,582	$ 501
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	63,351		63,351
Cash dividends declared	(18,565)		(18,565)
Repurchase of common stock	(4,010)	(4,010)
Issuance of common stock	77	77
Share based compensation	2,143	2,143
Share based compensation withholding obligation	(620)	(620)
Other comprehensive (loss) income	(93,264)			(93,264)
Balances at end of period at Dec. 31, 2022	347,596	320,991	119,368	(92,763)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	59,067		59,067
Cash dividends declared	(19,327)		(19,327)
Repurchase of common stock	(5,157)	(5,157)
Issuance of common stock	70	70
Share based compensation	2,229	2,229
Share based compensation withholding obligation	(650)	(650)
Other comprehensive (loss) income	20,621			20,621
Balances at end of period at Dec. 31, 2023	404,449	317,483	159,108	(72,142)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	66,790		66,790
Cash dividends declared	(20,045)		(20,045)
Issuance of common stock	13	13
Share based compensation	2,332	2,332
Share based compensation withholding obligation	(1,051)	(1,051)
Other comprehensive (loss) income	2,198			2,198
Balances at end of period at Dec. 31, 2024	$ 454,686	$ 318,777	$ 205,853	$ (69,944)